OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS
Equipment installments receivable	$ 648.0	$ 431.3
Contract costs	231.7	175.4
Contract assets	171.9	69.1
Other	25.0	20.1
Other assets	1,076.6	695.9
Less current portion of equipment installments receivable (included in "Accounts receivable")	(475.9)	(321.9)
Less current portion of contract costs (included in "Other current assets")	(126.8)	(75.9)
Less current portion of contract assets	(125.4)	(50.2)
Total	348.5	247.9
Impairment loss on contract assets	2.8	9.9	$ 17.1
Amortization of contract costs	$ 128.9	$ 81.4	$ 73.3